Subsequent events (Details Narrative) - CNY (¥)	Aug. 21, 2024	Aug. 12, 2024	Jul. 08, 2024
Subsequent Events [Abstract]
Principal amount	¥ 28,000,000	¥ 30,000,000	¥ 28,000,000